NATURE OF OPERATIONS AND GOING CONCERN - Disclosure of subsidiaries (Details)			1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 06, 2017	Nov. 07, 2011	Jun. 30, 2020	Apr. 30, 2012	May 31, 2020	Aug. 31, 2019
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest			100.00%		100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest	49.90%	49.90%			49.90%	49.90%
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest				37.00%	37.05%	37.05%
Lion Battery Technologies Inc [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest					57.69%	57.69%